Prepaid Expenses and Deposits	12 Months Ended
Dec. 31, 2019
Notes To Financial Statements [Abstract]
Prepaid Expenses and Deposits
	December 31, 2019	December 31, 2018
Prepaid and deposits related to exploration and evaluation expenditures	$359	$519
Other prepaid expenses and deposits	441	396
Total prepaid expenses and deposits	800	915
Less: Non-current portion	149	198
Current prepaid expenses and deposits	$651	$717

As at December 31, 2019, the Company had prepaid amounts related surface rights agreements in Peru of $192 (December 31, 2018 - $283), of which $149 (December 31, 2018 - $198) is non-current.